Note 5 - Stockholders' Equity (Details Textual)												1 Months Ended									2 Months Ended	4 Months Ended	6 Months Ended			12 Months Ended			24 Months Ended
	Mar. 11, 2026 USD ($) shares	Jan. 09, 2026 $ / shares shares	Dec. 22, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 02, 2025 USD ($) $ / shares shares	Mar. 25, 2025 USD ($) $ / shares shares	Aug. 30, 2024 USD ($) $ / shares shares	Aug. 21, 2024 USD ($) $ / shares shares	Jul. 12, 2024 USD ($) $ / shares shares	May 21, 2024 USD ($) $ / shares shares	Jan. 16, 2024	Jun. 30, 2026 $ / shares shares		May 30, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jul. 31, 2025 USD ($) shares	Aug. 31, 2024 USD ($) shares	Jul. 31, 2024 shares	Jun. 30, 2024 USD ($) shares	Jan. 31, 2024 shares	Mar. 31, 2024 shares	Jul. 31, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 $ / shares shares
Stock Issued During Period, Shares, Warrant Exercise (in shares)	3,433													1,663,452		9,600
Proceeds from Warrant Exercises | $	$ 4,800													$ 1,975,700		$ 156,000			$ 1,400,000				$ 1,980,524		$ 209	$ 156,209		$ 2,367,133
Stock Issued During Period, Shares, Issued for Services (in shares)												6,751														5,208		268
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)																				2,217
Common Stock, Capital Shares Reserved for Future Issuance																										4,213,178			4,213,178
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent																										110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																										10 years
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance												331,342											331,342			338,293			338,293
December 2025 Offering Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,059,596
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 6.125									$ 1.1877	[1]										$ 1.1877	[1]		$ 2.8543	[1]		$ 2.8543	[1]
Warrants Issued in September 2025 Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				476,196
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 15.75								1.1877	[1]										1.1877	[1]		2.8543	[1]		2.8543	[1]
Warrants Issued in July 2025 Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					738,800
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 16.25							$ 4.35	[1]										$ 4.35	[1]		4.35	[1]		4.35	[1]
March 2025 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						83,405
March 2025 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						137,405
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 32.75																				32.75	[1]		32.75	[1]
August 30 2024 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,524
August 30 2024 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							39,025
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 125
August 21, 2024 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								13,571
August 21 2024 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								68,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 125
July 2024 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									25,055
July 2024 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									86,800
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 71.5																	14.29	[1]		14.29	[1]
May 2024 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										23,314
May 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 42																$ 8.22	[1]		$ 8.22	[1]
May 2024 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										64,228
Pre-Funded Warrants [Member]
Stock Issued During Period, Shares, Warrant Exercise (in shares)																	19,095	25,055	32,834		10,761	83,405
Stock Issued During Period, Shares, Warrant Cashless Exercise																	136		102
Class of Warrant or Right, Warrants Exercised																	160		160
Common Stock Warrants [Member]
Stock Issued During Period, Shares, Warrant Exercise (in shares)																	23,280		33,080
Proceeds from Warrant Exercises | $																	$ 978,000
December 2025 Offering [Member]
Units Issued During Period, Units, New Issues			529,796
Stock Issued During Period, Shares, New Issues			529,796
Proceeds from Issuance or Sale of Equity | $			$ 3,000,000
September 2025 Offering [Member]
Stock Issued During Period, Shares, New Issues				158,730
Proceeds from Issuance or Sale of Equity | $				$ 2,300,000
July 2025 Offering [Member]
Units Issued During Period, Units, New Issues					369,400
Stock Issued During Period, Shares, New Issues					369,400
Proceeds from Issuance or Sale of Equity | $					$ 5,500,000
March 2025 Offering [Member[
Stock Issued During Period, Shares, New Issues						54,000
Proceeds from Issuance or Sale of Equity | $						$ 4,100,000
August 30 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues							33,500
Proceeds from Issuance or Sale of Equity | $							$ 4,600,000
August 21 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues								54,429
Proceeds from Issuance or Sale of Equity | $								$ 7,900,000
July 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues									18,345
Proceeds from Issuance or Sale of Equity | $									$ 2,800,000
May 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues										8,800
Proceeds from Issuance or Sale of Equity | $										$ 1,200,000
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues															23,882											100,533		80,487
Sales Agent Commission Fee, Percentage																													3.00%
Proceeds from Issuance of Common Stock | $															$ 71,200											$ 4,100,000		$ 4,900,000
Subsequent Event [Member]
Stock Issued During Period, Shares, Warrant Exercise (in shares)	3,334
Proceeds from Warrant Exercises | $	$ 4,800
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)		65,547
Subsequent Event [Member] | December 2025 Offering Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,273,763
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 2.8543
Subsequent Event [Member] | Warrants Issued in September 2025 Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		2.8543
Subsequent Event [Member] | Warrants Issued in July 2025 Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		4.35
Subsequent Event [Member] | August 30 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		32.75
Subsequent Event [Member] | August 21 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		32.75
Subsequent Event [Member] | July 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		14.29
Subsequent Event [Member] | May 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 8.22
Subsequent Event [Member] | At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues															23,882
Proceeds from Issuance of Common Stock | $															$ 71,174
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		25									15
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		25

[1]	* Reflects number of shares and exercise prices as adjusted for the January 2026 reverse stock split in accordance with terms contained within each respective warrant agreement.